Finance Receivables (Details Narrative) - OneMain Holdings, Inc. [Member] $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Integer	Dec. 31, 2015 USD ($) Integer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Personal loans	$ 13,577.0	$ 13,295.0
Unused lines of credit extended to customers	$ 0.4	$ 39.7
Consumer Loan [Member] | Consumer Household Goods or Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of personal loans | Integer	22	22
Consumer Loan [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	3 years
Consumer Loan [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	6 years
Real Estate Loan [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	360 months
Credit Card Receivable [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Original term	60 months